Summary of Principal Accounting Policies - Investments in Affiliates (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in affiliates
Impairment loss recorded from equity in affiliates	¥ 1.3	¥ 2.7	¥ 104.1
Funds | Maximum
Investments in affiliates
Equity method investment, ownership percentage (in percentage)	5.00%